Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A
Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2023
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
CIK	dei_EntityCentralIndexKey	0001652200
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Low Duration Preferred and Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXAX
Low Duration Preferred and Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXCX
Low Duration Preferred and Income Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXFX
Low Duration Preferred and Income Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXIX
Low Duration Preferred and Income Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXRX
Low Duration Preferred and Income Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXZX